Income Taxes - Group's Income/(Loss) before tax (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2020 CNY (¥)
Income Tax and Tax Rate [Line Items]
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest	¥ 324,447	$ 50,249	¥ 295,751	¥ 156,914
PRC
Income Tax and Tax Rate [Line Items]
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest	333,425	51,639	308,685	201,203
HK
Income Tax and Tax Rate [Line Items]
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest	(10,009)	(1,550)	(12,929)	(44,038)
Cayman and others
Income Tax and Tax Rate [Line Items]
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest	¥ 1,031	$ 160	¥ (5)	¥ (251)